Payables and Other Non-current Liabilities - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 1,913	€ 1,914
Trade payables	553	463
Debt for spectrum acquisition	1,184	1,293
Other payables	175	158
Payables and other liabilities to associates and joint ventures	1	0
Other non-current liabilities	1,692	1,632
Contractual liabilities (Note 23)	778	891
Deferred revenue	126	199
Current tax payables	784	542
Long-term insurance and reinsurance contracts liabilities from associates and joint ventures (Note 10)	4	0
Total	€ 3,605	€ 3,546